Cover	Jul. 25, 2024
Cover [Abstract]
Entity Registrant Name	VirExit Technologies, Inc
Entity Central Index Key	0001591615
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 25, 2024
Entity Ex Transition Period	false
Entity File Number	000-55558
Entity Tax Identification Number	46-3754609
Entity Address Postal Zip Code	99352
City Area Code	509
Local Phone Number	531-1671
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common
Trading Symbol	VXIT
Entity Address Address Line 1	719 Jadwin Ave
Entity Address City Or Town	Richland
Entity Incorporation State Country Code	WY
Entity Address State Or Province	WA